Financial instruments and risk management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in fair value of contingent consideration	$ 1,155	$ 85
forMetris Société par Actions Simplifiée (“forMetris”)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Holdback payable			$ 2,630
Change in fair value of contingent consideration	1,200
Extinguishment Of The Contingent Consideration Liability	$ 1,200